INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Percentage Of Valuation Allowance	100.00%	100.00%
Income Tax Examination, Penalties and Interest Expense	$ 0	$ 0